Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net income (loss)	$ 35,016	$ (18,288)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities
Revenue recognized from digital currency	(40,797)	(29,636)
Proceeds from sale of digital currency	66,447	15,479
Revaluation of digital currency	(23,161)	21,942
Depreciation	22,011	13,094
Non-cash lease expense	2,484	749
Unrealized gain on investments	(8,172)	(7,732)
Change in fair value of derivative asset	(16,436)	(615)
Gain on sale of equipment	(1,312)	(4,319)
Provision on sales tax receivables	(1,367)	0
Income tax expense	649	1,008
Accretion on convertible debt	138	388
Share-based compensation	5,750	489
Interest expense	72	105
Foreign exchange (gain) loss	(2,832)	1,354
Lease payments on operating leases	(867)	(733)
Changes in non-working capital items
Amounts receivable and prepaids	(17,941)	2,529
Accounts payable and accrued liabilities	(9,454)	(201)
Net cash provided by (used in) operating activities	10,228	(4,387)
Cash flows from investing activities
Deposits on equipment	(15,978)	(11,111)
Investments	0	(570)
Purchase of investments	(126)	0
Proceeds on disposal of equipment	1,475	4,840
Purchase of equipment	(31,379)	(2,219)
Payment of security deposits	(15,948)	0
Net cash used in investing activities	(61,956)	(9,060)
Cash flows from financing activities
Exercise of options	738	0
Loan payments	0	(1,775)
Term loan payments	(410)	0
Shares offering	68,024	31,901
Repayment of acquisition loan payable	(15,500)
Repayment of debenture	0	(748)
Net cash provided by financing activities	52,852	29,378
Effects of exchange rate changes on cash	102	0
Net change in cash during the year	1,226	15,931
Cash, restricted cash equivalents and bank overdraft
Beginning of period	23,375	9,678
End of period	$ 24,601	$ 25,609